Goodwill and intangible assets - Intangible Assets by Business Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets [Roll Forward]
Beginning Balance	$ 3,107	$ 3,220
Acquisition	2
Amortization	(104)	(117)	$ (180)
Foreign currency translation	7	4
Ending Balance	3,012	3,107	3,220
Investment Services
Intangible Assets [Roll Forward]
Beginning Balance	678	758
Acquisition	0
Amortization	(71)	(80)
Foreign currency translation	1	0
Ending Balance	608	678	758
Investment and Wealth Management
Intangible Assets [Roll Forward]
Beginning Balance	1,580	1,613
Acquisition	2
Amortization	(33)	(37)
Foreign currency translation	6	4
Ending Balance	1,555	1,580	1,613
Other
Intangible Assets [Roll Forward]
Beginning Balance	849	849
Acquisition	0
Amortization	0	0
Foreign currency translation	0	0
Ending Balance	$ 849	$ 849	$ 849